Pensions and other post retirement benefits - Amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Included within operating costs
Administration costs		£ 14,000,000	£ 16,000,000	£ 16,000,000
Included within payroll costs
Current service cost		193,000,000	193,000,000	232,000,000
Past service cost – augmentations		5,000,000	1,000,000	1,000,000
Past service credit – redundancies		(7,000,000)	(1,000,000)	(1,000,000)
Special termination benefit cost – redundancies		55,000,000	9,000,000	7,000,000
Past service cost – plan amendments		34,000,000	0	0
Total included within payroll costs		280,000,000	202,000,000	239,000,000
Included within finance income and costs
Net interest cost		22,000,000	65,000,000	105,000,000
Included within gain on disposal of discontinued operations
Administration costs		0	0	5,000,000
Disposal of UK Gas Distribution		0	0	34,000,000
Total included within gain on disposal of discontinued operations		0	0	39,000,000
Total included in income statement		316,000,000	283,000,000	399,000,000
Remeasurement gains of pension assets and post-retirement benefit obligations		68,000,000	1,313,000,000	348,000,000
Exchange adjustments		(101,000,000)	175,000,000	(345,000,000)
Total included in the statement of other comprehensive income		(33,000,000)	1,488,000,000	3,000,000
UK Pensions
Included within operating costs
Administration costs		6,000,000	6,000,000	6,000,000
Included within payroll costs
Current service cost		41,000,000	49,000,000	76,000,000
Past service cost – augmentations		5,000,000	1,000,000	1,000,000
Past service credit – redundancies		(7,000,000)	(1,000,000)	(1,000,000)
Special termination benefit cost – redundancies		55,000,000	9,000,000	7,000,000
Past service cost – plan amendments		34,000,000	0	0
Total included within payroll costs		128,000,000	58,000,000	83,000,000
Included within finance income and costs
Net interest cost		(31,000,000)	3,000,000	0
Included within gain on disposal of discontinued operations
Administration costs		0	0	5,000,000
Disposal of UK Gas Distribution		0	0	34,000,000
Total included within gain on disposal of discontinued operations		0	0	39,000,000
Total included in income statement		103,000,000	67,000,000	128,000,000
Remeasurement gains of pension assets and post-retirement benefit obligations		57,000,000	1,177,000,000	(541,000,000)
Exchange adjustments		0	0	0
Total included in the statement of other comprehensive income		57,000,000	1,177,000,000	(541,000,000)
UK Pensions | Discontinued operations
Included within operating costs
Administration costs		0	0	(1,000,000)
Included within payroll costs
Total included within payroll costs		0	0	35,000,000
Included within finance income and costs
Net interest cost		0	0	(2,000,000)
Included within gain on disposal of discontinued operations
Remeasurement gains of pension assets and post-retirement benefit obligations		0	0	75,000,000
US Pensions
Included within operating costs
Administration costs		7,000,000	9,000,000	9,000,000
Included within payroll costs
Current service cost		104,000,000	98,000,000	103,000,000
Past service cost – augmentations		0	0	0
Past service credit – redundancies		0	0	0
Special termination benefit cost – redundancies		0	0	0
Past service cost – plan amendments		0	0	0
Total included within payroll costs		104,000,000	98,000,000	103,000,000
Included within finance income and costs
Net interest cost		21,000,000	27,000,000	43,000,000
Included within gain on disposal of discontinued operations
Administration costs		0	0	0
Disposal of UK Gas Distribution		0	0	0
Total included within gain on disposal of discontinued operations		0	0	0
Total included in income statement		132,000,000	134,000,000	155,000,000
Remeasurement gains of pension assets and post-retirement benefit obligations		(14,000,000)	27,000,000	319,000,000
Exchange adjustments		(42,000,000)	75,000,000	(140,000,000)
Total included in the statement of other comprehensive income		(56,000,000)	102,000,000	179,000,000
US other post-retirement benefits
Included within operating costs
Administration costs		1,000,000	1,000,000	1,000,000
Included within payroll costs
Current service cost		48,000,000	46,000,000	53,000,000
Past service cost – augmentations		0	0	0
Past service credit – redundancies		0	0	0
Special termination benefit cost – redundancies		0	0	0
Past service cost – plan amendments		0	0	0
Total included within payroll costs		48,000,000	46,000,000	53,000,000
Included within finance income and costs
Net interest cost		32,000,000	35,000,000	62,000,000
Included within gain on disposal of discontinued operations
Administration costs		0	0	0
Disposal of UK Gas Distribution		0	0	0
Total included within gain on disposal of discontinued operations		0	0	0
Total included in income statement		81,000,000	82,000,000	116,000,000
Remeasurement gains of pension assets and post-retirement benefit obligations		25,000,000	109,000,000	570,000,000
Exchange adjustments		(59,000,000)	100,000,000	(205,000,000)
Total included in the statement of other comprehensive income		(34,000,000)	209,000,000	365,000,000
Exceptional items
Included within gain on disposal of discontinued operations
Redundancy pension costs	£ 52,000,000	£ 52,000,000	£ 0	£ 0